Asset retirement obligations - Summary of present value of estimated future net cash outflows (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Turkiye
Disclosure of Asset Retirement Obligations [line items]
Discount rate	4.60%	3.90%
Turkiye | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.60%	2.50%
Turkiye | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.90%	3.20%
Canada
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.50%	3.20%
Discount rate	4.90%	3.90%
Greece | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.50%	2.30%
Discount rate	4.40%	4.00%
Greece | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	4.20%	2.50%
Discount rate	4.90%	4.20%
Other Jurisdictions
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	2.40%	2.50%
Discount rate	4.90%	4.20%